PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
13. PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Storage & other (1)	Total (2)
As at December 31, 2017		$22,386	$7,153	$2,851	$318	$32,708
Additions		212	79	31	6	328
Acquisitions through business combinations	3	—	1,228	1,716	—	2,944
Transfer to assets held for sale	5	—	(58)	(674)	—	(732)
Items recognized through OCI:
Change in fair value		3,774	1,165	779	4	5,722
Foreign exchange		(1,137)	(294)	(120)	(41)	(1,592)
Items recognized through net income:
Change in fair value		(33)	(41)	31	(7)	(50)
Depreciation		(536)	(436)	(157)	(22)	(1,151)

As at December 31, 2018		24,666	8,796	4,457	258	38,177
IFRS 16 adoption (3)		79	224	100	4	407
Additions		172	26	262	4	464
Disposals	4	—	(440)	—	—	(440)
Acquisitions through business combinations	3	—	550	753	—	1,303
Items recognized through OCI:
Change in fair value		1,537	649	230	(3)	2,413
Foreign exchange		98	(33)	(8)	(8)	49
Items recognized through net income:
Change in fair value		(17)	(11)	(18)	(1)	(47)
Depreciation		(520)	(461)	(271)	(19)	(1,271)

As at December 31, 2019 (4)		$26,015	$9,300	$5,505	$235	$41,055

(1)	Includes biomass and cogeneration.
(2)	Includes assets under construction of $340 million (2018: $390 million).
(3)
On January 1, 2019 Brookfield Renewable adopted IFRS 16. See Note 1(e) – Basis of preparation and significant accounting policies for additional details regarding the impact of the new accounting standard adoption.

(4)
Includes
right-of-use
assets not subject to revaluation of $71 million in our hydroelectric segment, $208 million in our wind segment, $131 million in our solar segment and $3 million in our storage & other segment.

The fair value of Brookfield Renewable’s property, plant and equipment is calculated as described in Notes 1(j) – Property, plant and equipment and revaluation method and 1(s)(i) – Critical estimates – Property, plant and equipment. Judgment is involved in determining the appropriate estimates and assumptions in the valuation of Brookfield Renewable’s property, plant and equipment. See Note 1(t)(iii) – Critical judgments in applying accounting policies – Property, plant and equipment. Brookfield Renewable has classified its property, plant and equipment under level 3 of the fair value hierarchy.
At the beginning of May 2020, Brookfield Renewable exercised the option to buy out the lease on its 192 MW hydroelectric facility in Louisiana for $560 million ($420 million net to Brookfield Renewable). The transaction was completed in November 2020.

Discount rates, terminal capitalization rates and exit dates used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2019	2018	2019	2018	2019	2018	2019	2018
Discount rate (1)
Contracted	4.6% - 4.9%	4.8% - 5.6%	9.0%	9.6%	8.2%	9.0%	3.5% - 4.0%	4.0% - 4.3%
Uncontracted	6.1% - 6.4%	6.4% - 7.2%	10.3%	10.9%	9.5%	10.3%	4.0% - 5.3%	5.8% - 6.1%
Terminal capitalization rate (2)	6.1% - 6.4%	6.1% - 7.1%	9.8%	10.4%	N/A	N/A	N/A	N/A
Exit date	2040	2039	2039	2038	2047	2047	2035	2033

(1)	Discount rates are not adjusted for asset specific risks.
(2)	The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.

The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2019
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(1,030)	$(190)	$(90)	$(60)	$(1,370)
25 bps decrease in discount rates	1,060	250	70	60	1,440
5% increase in future energy prices	920	400	80	10	1,410
5% decrease in future energy prices	(920)	(400)	(80)	(10)	(1,410)
25 bps increase in terminal capitalization rate (1)	(210)	(40)	—	—	(250)
25 bps decrease in terminal capitalization rate (1)	220	40	—	—	260

	2018
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(930)	$(180)	$(80)	$(20)	$(1,210)
25 bps decrease in discount rates	990	190	80	20	1,280
5% increase in future energy prices	940	440	100	20	1,500
5% decrease in future energy prices	(940)	(440)	(100)	(20)	(1,500)
25 bps increase in terminal capitalization rate (1)	(210)	(30)	—	—	(240)
25 bps decrease in terminal capitalization rate (1)	230	30	—	—	260

(1)	The terminal capitalization rate applies only to hydroelectric assets in the United States, Canada and Colombia.
Terminal values are included in the valuation of hydroelectric assets in the United States, Canada and Colombia. For the hydroelectric assets in Brazil, cash flows have been included based on the duration of the authorization or useful life of a concession asset plus a one-time
30-year
renewal term for the majority of the hydroelectric assets. The weighted-average remaining duration of the authorization or useful life of a concession asset at December 31, 2019, including a one-time
30-year
renewal for applicable hydroelectric assets, is 32 years (2018: 33 years). Consequently, there is no terminal value attributed to the hydroelectric assets in Brazil at the end of the authorization term.
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2019:

	North America	Colombia	Brazil	Europe
1 - 10 years	61%	25%	68%	91%
11 - 20 years	31%	0%	33%	44%

The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh (1)	North America	Colombia		Brazil		Europe
1 - 10 years	$88	COP	217,000	R$	295	€147
11 - 20 years	80		272,000		407	226

(1)	Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh (1)	North America	Colombia		Brazil		Europe
1 - 10 years	$64	COP	257,000	R$	273	€75
11 - 20 years	116		358,000		411	84

(1)	Assumes nominal prices based on weighted-average generation.
Brookfield Renewable’s long-term view is anchored to the cost of securing new energy from renewable sources to meet future demand growth between 2023 and 2035. A further one year change would increase or decrease the fair value of property, plant and equipment by approximately $210 million (2018: $150 million).
Had Brookfield Renewable’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2019	2018
Hydroelectric	$11,816	$11,888
Wind	6,863	6,989
Solar	4,761	4,025
Other (1)	234	246

	$23,674	$23,148

(1)	Includes biomass and cogeneration.